CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.CASH AND CASH EQUIVALENTS

As at December 31, 2024, cash and cash equivalents totalling $106,296 ($36,332 in 2023) consisted of cash in bank and short-term deposits. As at December 31, 2024, the Company’s cash in bank balance is comprised of $63,142 and $7,059 U.S. dollars ($10,158). The balance of short-term deposits is comprised of $32,996.